Intangible assets and goodwill - Consolidated statements of profit or loss and other comprehensive income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible assets and goodwill
Additions	€ 46,700
Internally-developed software costs capitalized.	46,746	€ 50,008	€ 28,301
Internally-developed software
Intangible assets and goodwill
Additions		50,000	28,300
Personnel expenses
Intangible assets and goodwill
Internally-developed software costs capitalized.	29,551	28,392	21,773
Purchased services
Intangible assets and goodwill
Internally-developed software costs capitalized.	€ 17,195	€ 21,616	€ 6,528